Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities
Net income	$ 5,296	$ 3,863	$ 16,636	$ 10,654	$ 14,462
Adjustments to the profit or loss items:
Depreciation and impairment	3,760	3,242	11,117	9,708	13,808
Financial expenses, net	1,449	1,347	3,949	4,098	6,717
Cost of share-based payment	117	224	387	700	874
Taxes on income	1,071	84	2,097	221	(1,128)
Loss (gain) from sale of property and equipment		12	(8)	11	11
Change in employee benefit liabilities, net	17	17	91	6	52
Adjustments to the profit or loss items	6,414	4,926	17,633	14,744	20,334
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(1,035)	10,004	(9,705)	3,249	(1,977)
Decrease in other accounts receivables	588	510	1,666	1,452	593
Decrease (increase) in inventories	(3,333)	7,155	(6,593)	16,920	9,659
Decrease in deferred expenses	119	97	331	336	476
Increase (decrease) in trade payables	634	(5,655)	(3,497)	(10,747)	1,226
Increase (decrease) in other accounts payables	630	881	(253)	(157)	1,413
Increase (decrease) in deferred revenues	845	14	851	(107)	23
Total Changes in asset and liability	(1,552)	13,006	(17,200)	10,946	11,413
Cash received (paid) during the period for:
Interest paid	(221)	(158)	(605)	(424)	(594)
Interest received	492	646	1,479	1,434	2,118
Taxes paid	(13)	(70)	(19)	(158)	(139)
Cash (paid) received during the year	258	418	855	852	1,385
Net cash provided by operating activities	10,416	22,213	17,924	37,196	47,594
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(3,589)	(2,124)	(7,071)	(7,816)	(10,740)
Proceeds from sale of property and equipment			8	1	1
Net cash used in investing activities	(3,589)	(2,124)	(7,063)	(7,815)	(10,739)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments		1	49	3	7
Repayment of lease liabilities	(415)	(319)	(833)	(890)	(1,251)
Repayment of other long-term liabilities	(339)	(4,468)	(4,848)	(12,316)	(12,667)
Dividends Paid			(11,534)
Net cash used in financing activities	(754)	(4,786)	(17,166)	(13,203)	(13,911)
Exchange differences on balances of cash and cash equivalent	(61)	151	(133)	182	(150)
Increase (decrease) in cash and cash equivalents	6,012	15,454	(6,438)	16,360	22,794
Cash and cash equivalents at the beginning of the period	65,985	56,547	78,435	55,641	55,641
Cash and cash equivalents at the end of the period	71,997	72,001	71,997	72,001	78,435
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	360	2,642	870	3,163	3,304
Purchase of property and equipment and Intangible assets	$ (475)	$ 1,040	$ 555	$ 1,040	$ 1,955